UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-CSR

______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21827

ZIEGLER EXCHANGE TRADED TRUST

(Exact name of registrant as specified in its charter)

200 South Wacker Drive , Suite 2000, Chicago, IL 60606

 (Address of Principal Executive Office) (Zip Code)

(312) 263-0110

 (Registrant’s telephone number, including area code)

Brian K. Andrew, President
200 South Wacker Drive, Suite 2000

Chicago, IL 60606

(Name and address of agent for service)

With a copy to

Angelique A. David

North Track Funds, Inc.
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Reports to Stockholders

Table of Contents

President’s Letter	1

Premium and Discount Information	2

Manager’s Commentary and Charts	3

Schedule of Investment	5

Statement of Assets And Liabilities	9

Statement of Operations	10

Statement of Changes In Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Expense Information	19

Cautionary Note on Forward-Looking Statements

Some of the matters discussed in this report are forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” “predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for the NYSE Arca Tech 100 ETF in its current Prospectus, such as market, objective, industry, sector, issuer, trading and liquidity, fluctuation of net asset value and share price, correlation credit and interest rate risks, other factors bearing on these reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of the NYSE Arca Tech 100 ETF to differ materially from anticipated performance. The forward-looking statements included herein are made only as of the date of this Report, and Ziegler Exchange Traded Trust undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

PRESIDENT’S LETTER

SEMIANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2008 (Unaudited)

Dear Shareholders,

I am pleased to provide you with the Semiannual Report to Shareholders for the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF (the "Fund") for the period ended April 30, 2008.This Report includes information regarding the Fund’s performance, finances and the Manager’s commentary. We appreciate your interest and support of the Fund.

The price weighted construction of the Index tracked by the Fund, the NYSE Arca Tech 100 Index, has allowed the Fund to outperform many market capitalization weighted competitors. In addition, the industry diversification provides investors a more broadly defined technology investment vehicle.

The Manager’s Commentary provides highlights on the Fund’s investment performance and the benefits of this diversification.

We appreciate the support of our shareholders and their confidence in the NYSE Arca Tech 100 ETF.  Please review the information in the Semiannual Report and visit www.nxt100.com for more information.

Best Regards,

Brian K. Andrew, CFA

President

This report contains information for existing shareholders of the Ziegler Exchange Traded Trust. It does not constitute an offer to sell. If an investor wishes to receive more information about the Trust, the investor should obtain a Prospectus, which includes a discussion of the objectives, risks, sales charges and expenses for the NYSE Arca Tech 100 ETF. A Prospectus can be obtained by calling us at 1-888-798-TECH. Please read the Prospectus carefully before investing in the Trust.

Shares of the NYSE Arca Tech 100 ETF are listed on NYSE Arca, Inc. and trade on NYSE Arca, L.L.C. Except when aggregated in creation units (50,000 shares per Creation Unit), individual share of the NYSE Arca Tech 100 ETF are not redeemable through Ziegler Exchange Traded Trust. However, individual shares can be purchased and sold through the secondary market.

NYSE ARCA TECH 100 ETF

Premium/Discount (Unaudited)

The table that follows presents information about the differences between the daily market price (“Market Price”) on the secondary market for shares of the NYSE Arca Tech 100 ETF (the “Fund”), a series of the Ziegler Exchange Traded Trust (the “Trust”), and the Fund’s net asset value (“NAV”). NAV per share of the Fund is calculated daily by adding up the total value of the Fund’s investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. Market Price of the Fund generally is determined using the closing price on the stock exchange on which the shares of the Fund are listed, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate in accordance with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Fund. The information shown for the Fund is for the full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter end. The specific period covered for the Fund is disclosed in the table for the Fund.

Each line in the table shows the number of trading days which the Fund traded within the premium/discount basis point differential range indicated. The number of trading days in each premium/discount basis point differential range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

NYSE ARCA TECH 100 ETF
Period covered: April 1, 2007 through March 31, 2008
Premium/Discount Basis Point Differential Range (1)		Number of Days	Percentage of Total Days
>	100.00	19	7.57%
	75.0 – 99.9	6	2.39
	50.0 – 74.9	7	2.79
	25.0 – 49.9	26	10.36
	0.0 – 24.9	56	22.31
	-24.9 – 0.0	68	27.09
	-49.9 – -25.0	24	9.56
	-74.9 – -50.0	15	5.98
	-99.9 – -75.0	12	4.78
<	-100.00	18	7.17
		251	100.00%
(1) One basis point equals 1/100 of 1%

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

MANAGER’S COMMENTARY

APRIL 30, 2008 (Unaudited)

Q: How did the Fund perform during the period?

A: For the six-month period ended April 30, 2008, the NYSE Arca Tech 100 ETF (the “Fund”) returned -13.24% (at NAV), compared to the -13.03% for its benchmark, the NYSE Arca Tech 100 Index.

Q: What factors contributed to the Fund’s performance versus the Index?

A: The Fund is passively managed against its benchmark, and the performance shortfall of the Fund is a result of standard operating fees and expenses and other associated fees.

All industries within the technology sector generally experienced weakness during the six-month period. The Fund held a 12.5% position in the communications equipment industry, which declined 18.0% during the performance measurement period, and an 18.3% allocation to software stocks fell 12.7%, affecting the Fund’s performance.

Q: Which stocks were top performers?

A: The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
INTERNATIONAL BUSINESS MACHINE CORP. (IBM)	3.17%	4.72%	0.22%
COGNOS ULC	0.74%	23.32%	0.18%
ST JUDE MEDICAL, INC.	1.12%	7.49%	0.12%
OPEN TEXT CORPORATION	0.82%	19.29%	0.10%
BEA SYSTEMS, INC.	0.46%	10.45%	0.09%

Q: Which stocks detracted from the Fund’s performance?

A: The following stocks were the top five detractors to the Fund’s first half fiscal year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
APPLE, INC.	5.48%	-8.42%	-0.85%
DST SYSTEMS, INC.	2.47%	-29.36%	-0.77%
DIGITAL RIVER, INC.	1.48%	-38.09%	-0.65%
AMGEN, INC.	1.67%	-27.95%	-0.53%
CIENA CORP.	1.38%	-29.36%	-0.46%

Q: What is your outlook?

A: The global economy remains strong, and a weak U.S. dollar has helped generate increased exports.  Many of these exports are related to technologically innovative products. Fundamentals for many of the stocks in the technology sector indicates that stocks seem to represent fair value, while analysts expect the growth rate for these companies to exceed that of the broad market in 2008.  Longer-term, technology is the creative force and innovation that provides real growth for the global economy’s growth. These characteristics make the sector an attractive holding for long-term investors.

“NYSE Arca Tech 100SM” is a service mark of the NYSE Group, Inc. (“NYSE”) and Archipelago Holdings, Inc. (“Archipelago”) and has been licensed for use by Ziegler Exchange Traded Trust (the “Trust”). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE or Archipelago. Neither NYSE nor Archipelago makes any representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the NYSE Arca Tech 100SM Index to track general stock market performance.

NEITHER NYSE NOR ARCHIPELAGO MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100SM INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE OR ARCHIPELAGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Top Technology Subsectors as of April 30, 2008, as a Percent of Net Assets (Unaudited)

* Includes short-term investments and net other assets.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

APRIL 30, 2008 (Unaudited)

		Number of Shares	Market Value
COMMON STOCKS — 99.8%

AEROSPACE & DEFENSE — 7.8%
	Goodrich Corp.	1,645	$112,107
	Lockheed Martin Corp.	1,645	174,436
	Raytheon Co.	1,645	105,230
			391,773

BIOTECHNOLOGY — 7.9%
*	Amgen, Inc.	1,645	68,876
*	Biogen Idec, Inc.	1,645	99,835
*^	Genentech, Inc.	1,645	112,189
*	Genzyme Corp.	1,645	115,726
			396,626

COMMUNICATIONS EQUIPMENT — 11.7%
*	3Com Corp.	1,645	3,932
*	ADC Telecommunications, Inc.	1,645	23,063
	Alcatel-Lucent ADR	1,645	10,972
*	Arris Group, Inc.	1,645	13,325
*	Ciena Corp.	1,645	55,617
*	Cisco Systems, Inc.	1,645	42,178
	Corning, Inc.	1,645	43,938
	Harris Corp.	1,645	88,879
*	InterDigital, Inc.	1,645	33,344
*	Ixia	1,645	11,663
*	JDS Uniphase Corp.	1,645	23,540
*	Juniper Networks, Inc.	1,645	45,435
	Motorola, Inc.	1,645	16,384
	Nokia Oyj ADR	1,645	49,465
*	Packeteer, Inc.	1,645	11,597
*	Polycom, Inc.	1,645	36,848
	QUALCOMM, Inc.	1,645	71,048
*	Tellabs, Inc.	1,645	8,488
			589,716

COMPUTERS & PERIPHERALS — 16.5%
*	Adaptec, Inc.	1,645	4,590
*	Apple, Inc.	1,645	286,148
*	Dell, Inc.	1,645	30,646
*	EMC Corp.	1,645	25,333
	Hewlett-Packard Co.	1,645	76,246
	International Business Machines Corp.	1,645	198,551
*	NetApp, Inc.	1,645	39,809
*	QLogic Corp.	1,645	26,254
	Seagate Technology	1,645	31,041
*	Sun Microsystems, Inc.	1,645	25,761
*	Teradata Corp.	1,645	35,022
*	Western Digital Corp.	1,645	47,689
			827,090

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

APRIL 30, 2008 (Unaudited)

		Number of Shares	Market Value
COMMON STOCKS (Continued)

ELECTRONIC EQUIPMENT & INSTRUMENTS — 1.3%
*	Agilent Technologies, Inc.	1,645	$49,695
	Jabil Circuit, Inc.	1,645	17,898
			67,593

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
*	Boston Scientific Corp.	1,645	21,928
	Medtronic, Inc.	1,645	80,079
*	St. Jude Medical, Inc.	1,645	72,018
			174,025

INTERNET SOFTWARE & SERVICES — 7.2%
*	Digital River, Inc.	1,645	54,038
*	eBay, Inc.	1,645	51,472
*	j2 Global Communications, Inc.	1,645	35,203
*	Open Text Corp.	1,645	61,227
*	RealNetworks, Inc.	1,645	10,133
*	SonicWALL, Inc.	1,645	12,650
*	VeriSign, Inc.	1,645	59,302
*	Websense, Inc.	1,645	31,995
*	Yahoo!, Inc.	1,645	45,090
			361,110

IT SERVICES — 5.4%
	Automatic Data Processing, Inc.	1,645	72,709
*	Computer Sciences Corp.	1,645	71,705
*	DST Systems, Inc.	1,645	98,437
	Electronic Data Systems Corp.	1,645	30,531
			273,382

LIFE SCIENCES TOOLS & SERVICES — 5.2%
	Applera Corp. – Applied Biosystems Group	1,645	52,492
*	Millipore Corp.	1,645	115,315
*	Thermo Fisher Scientific, Inc.	1,645	95,196
		1,645	263,003

OFFICE ELECTRONICS — 0.5%
	Xerox Corp.	1,645	22,981

PHARMACEUTICALS — 2.3%
	Biovail Corp.	1,645	18,819
	Novartis AG ADR	1,645	82,793
*	Viropharma, Inc.	1,645	15,068
			116,680

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.9%
	Altera Corp.	1,645	35,006
	Analog Devices, Inc.	1,645	52,985
	Applied Materials, Inc.	1,645	30,696

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

APRIL 30, 2008 (Unaudited)

		Number of Shares	Market Value
COMMON STOCKS (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (Continued)
*	Broadcom Corp., Class A	1,645	$42,704
*	Cypress Semiconductor Corp.	1,645	46,257
	Intel Corp.	1,645	36,618
	Kla-Tencor Corp.	1,645	71,854
*	Lam Research Corp.	1,645	67,182
	Linear Technology Corp.	1,645	57,509
*	LSI Corp.	1,645	10,199
*	Micron Technology, Inc.	1,645	12,699
	National Semiconductor Corp.	1,645	33,542
*	Novellus Systems, Inc.	1,645	35,960
*	Qimonda AG ADR	1,645	5,856
*	Standard Microsystems Corp.	1,645	48,774
*	Teradyne, Inc.	1,645	21,862
	Texas Instruments, Inc.	1,645	47,968
	Xilinx, Inc.	1,645	40,747
			698,418

SOFTWARE — 16.6%
*	Adobe Systems, Inc.	1,645	61,342
*	Amdocs Ltd.	1,645	51,620
*	Autodesk, Inc.	1,645	62,510
*	BMC Software, Inc.	1,645	57,180
	CA, Inc.	1,645	36,420
*	Cadence Design Systems, Inc.	1,645	18,309
*	Check Point Software Technologies Ltd.	1,645	38,855
*	Citrix Systems, Inc.	1,645	53,874
*	Compuware Corp.	1,645	12,403
*	McAfee, Inc.	1,645	54,696
*	Mentor Graphics Corp.	1,645	16,565
	Microsoft Corp.	1,645	46,916
	Novell, Inc.	1,645	10,331
*	Oracle Corp.	1,645	34,298
*	Progress Software Corp.	1,645	49,728
*	Red Hat, Inc.	1,645	33,838
	SAP AG ADR	1,645	82,628
*	Sybase, Inc.	1,645	48,396

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

APRIL 30, 2008 (Unaudited)

		Number of Shares	Market Value
	COMMON STOCKS (Continued)

SOFTWARE (Continued)
*	Symantec Corp.	1,645	$28,327
*	Synopsys, Inc.	1,645	38,016
			836,252

	Total Common Stocks
	(Cost $5,664,916)		5,018,649

	SHORT-TERM INVESTMENT — 1.0%

	MONEY MARKET MUTUAL FUND — 1.0%
	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $49,649)	49,649	49,649

	TOTAL INVESTMENTS — 100.8% (Cost $5,714,565)		5,068,298
	LIABILITIES LESS OTHER ASSETS — (0.8)%		(42,690)

	NET ASSETS — 100.0%		$5,025,608

As of April 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate costs of investments for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation. .		$58,775
	Aggregate gross unrealized deprecation. .		(705,042)
	Net unrealized appreciation. . . . . . . . . . . .		(646,267)
	Federal income tax cost of investments. . .		$5,714,565

*	Non-income producing.
^	Fair-valued security.

ADR	American Depositary Receipt

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2008 (Unaudited)

Assets:
Investments:
Cost basis of investments	$5,714,565
Total investments at value (See Schedule of Investments)	$5,068,298
Receivables:
Due from Adviser	15,309
Dividends and interest	392
Investments Sold	40,990
Total Assets	5,124,989

Liabilities:
Payables:
Transfer agent fees	11,643
Trustee fees	20,211
Custodian fees	2,767
Administration fees	810
Investments Purchased	47,727
Other accrued expenses	16,223
Total liabilities	99,381
Total net assets	$5,025,608

Net Assets Consist Of:
Capital Stock	$5,524,751
Accumulated net investment income	60,129
Accumulated net realized gains on investments	86,995
Net unrealized depreciation on investments	(646,267)
Total net assets	$5,025,608
Net Asset Value
Shares Outstanding (unlimited number of shares authorized, no par value)	204,000
Net Asset Value	$24.64

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $183)	$16,958
Interest	378
Total Investment Income	17,336
Expenses:
Offering and organizational costs (Note 2)	41,062
Professional fees	16,714
Transfer agent fees (Note 8)	17,476
Trustee fees	20,633
Shareholder reporting fees	7,459
Investment advisory and management services fees (Note 4)	9,115
Administration fees (Note 5)	6,077
Custodian fees (Note 6)	4,457
Distribution and service fees (Note 7)	2,431
License fees	1,823
Other fees	10,840
Gross expenses before fees waived	138,087
Less:
Advisor reimbursement and waiver	(119,348)
Distribution fees waived	(2,043)
Licensing fees waived	(1,533)
Total net expenses	15,163
Net investment income	2,173
Net realized gains:
Investments	9,035
In-kind redemptions	35,874
44,909
Change in net unrealized depreciation on investments	(1,132,939)
Net realized and unrealized loss on investments	(1,088,030)
Net decrease in net assets resulting from operations	$(1,085,857)

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007*
Operations:
Net investment income (loss)	$2,173	$(3,216)
Net realized gains on investments and in kind redemptions	44,909	714,570
Change in net unrealized appreciation (depreciation) on investments	(1,132,939)	486,672
Net increase (decrease) in net assets resulting from operations	(1,085,857)	1,198,026
Capital Share Transactions:
Proceeds from shares issued	6,389,945	21,002,500
Cost of shares redeemed	(4,652,006)	(17,927,000)
Net increase in net assets from capital share transactions	1,737,939	3,075,500
Change in net assets	652,082	4,273,526
Net Assets:
Balance at beginning of period	$4,373,526	$100,000
Balance at end of period	$5,025,608	$4,373,526
Accumulated net investment income	$60,129	$57,956
Share Transactions:
Shares outstanding, beginning of period	154,000	4,000
Shares issued	250,000	850,000
Shares redeemed	(200,000)	(700,000)
Shares outstanding, end of period	204,000	154,000

* The Fund commenced investment operations on March 26, 2007.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	For the Six Months Ended April 30, 2008 (Unaudited)	For the Period from March 26, 2007* through October 31, 2007
Net asset value, beginning of period	$28.40	$25.00
Net investment income (loss) (a)	0.01	(0.02)
Net realized and unrealized gains (losses) on investments and in kind redemptions	(3.77)	3.42
Total from investment operations	(3.76)	3.40
Distributions:
Dividends from net investment income	––	––
Distributions from net realized capital gains on investments	––	––
Distributions in excess of net realized capital gains	––	––
Total Distributions	––	––
Net asset value, end of period	$24.64	$28.40
Total Return: (b)
Net Asset Value (c)	(13.24)%	13.60%
Market Value(d)	(12.45)%	12.44%
Ratios and Supplemental Data:
Ratio of net expenses to average net assets (e)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.07%	(0.10)%
Ratio of expenses (prior to waivers and reimbursement) to average net assets (e)	4.55%	5.12%
Ratio of net investment income (loss) (prior to waivers and reimbursement) to average net assets (e)	(3.98)%	(4.71)%
Net assets, end of period (in thousands)	5,026	4,374
Portfolio turnover rate (b)	9%	22%

*

The Fund commenced investment operations on March 26, 2007.

(a)

Per share net investment loss has been calculated using the average daily shares method.

(b)

Not annualized for periods less than one year.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period. Total returns would have been lower had certain expenses not been reduced during the period shown.

(d)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on NYSE Arca, L.L.C. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca, L.L.C.

(e)

Annualized for periods less than one year.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008	(Unaudited)

1.

Organization

Ziegler Exchange Traded Trust, a diversified investment company (the “Trust”), was organized as a Delaware statutory trust on July 13, 2005. The Trust currently consists of one portfolio, the NYSE Arca Tech 100 ETF (the “Fund”), which commenced operations on March 26, 2007. The Fund is an exchange-traded fund that seeks to provide investment results that closely correspond to the performance of the NYSE Arca Tech 100 IndexSM (the “Index”).

2.

(a)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

(b)

Security Valuation

The Fund values its portfolio securities at their market value when market quotations are readily available. When market quotations are not readily available for a particular security (e.g., because there is no regular market quotation for such security, the market for such security is limited, the exchange or market in which such security trades does not open for an entire trading day, the validity of quotations is questionable or some significant event occurs after the close of trading of such security and before such security is valued), the Fund values such security at its “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”). The Board has delegated responsibility for daily pricing to Ziegler Capital Management, LLC (the “Advisor”). The Advisor has appointed a Valuation Committee to perform such pricing functions in accordance with pricing policies and procedures adopted by the Fund’s Board. The Valuation Committee’s fair value determinations are reviewed regularly by the Board.

Equity securities that are traded on U.S. exchanges, including futures contracts and options, and for which market quotations are readily available are valued at their last sale price on the principal exchange on which such securities are traded as of the close of regular trading on such exchange or, lacking any sales, at the latest bid quotation. Over-the-counter securities for which a last sales price on the valuation date and at the valuation time is available are valued at that price. All other over-the-counter securities for which market quotations are readily available are valued at the latest bid quotation.

Because market quotations for most debt and convertible securities are not readily available, such securities are generally valued using valuations published by an independent pricing service. Preferred stock and options for which market quotations are not readily available are valued using an independent pricing service. The pricing service uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities purchased with maturities of 60 days or less are valued on an amortized cost basis, under which the value of such securities is equal to its acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their closing net asset value each business day.

(c)

Options

The Fund may purchase or write put and call options on indices that the Advisor deems suitable, and the Fund may purchase or write put and call options on exchange-traded funds that track such indices. In addition, the Fund may purchase or write put and call options on the individual securities in such indices. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Whenever the Fund does not own securities underlying an open option position sufficient to cover the position, or when the Fund has sold a put, the Fund will maintain in a segregated account with its custodian, cash or securities sufficient to cover the exercise price, or with respect to index options, the market value of the open position.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2008	(Unaudited)

There were no option contracts purchased or sold by the Fund during the six months ended April 30, 2008.

(d)

Futures

The Fund may purchase and sell exchange-traded index futures contracts. When a purchase or sale of a futures contract is made by the Fund, it is required to deposit with the custodian (or broker, if legally permitted) a specified amount of cash or Government Securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund will be valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund will pay or receive cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. If an offsetting purchase price is less than the original sale price, the Fund would realize a gain, or if it is more, the Fund would realize a loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund would realize a gain, or if it is less, the Fund would realize a loss.

There were no futures contracts purchased or sold by the Fund during the six months ended April 30, 2008.

(e)

Securities Lending

In order to generate income, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Fund receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. The Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. During the term of the loan, the Fund is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Fund also is entitled to receive interest from the institutional borrower based on the value of the securities loaned. From time to time, the Fund may return to the borrower, and/or a third party which is unaffiliated with the Fund and which is acting as a “placing broker,” a part of the interest earned from the investment of the collateral received for securities loaned.

The Fund did not have any securities on loan as of and during the six months ended April 30, 2008.

(f)

Depository Receipts

The Fund may invest in American Depository Receipts (ADRs), for which the depository is typically a U.S. financial institution and the underlying securities are issued by foreign issuers. ADRs may be listed on a national securities exchange or may trade on an over-the-counter market. ADR prices are denominated in United States dollars, although the underlying security may be denominated in a foreign currency. Although generally tempered to some extent, ADRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

(g)

Swap Agreements

The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2008	(Unaudited)

which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

There were no swap contracts purchased or sold by the Fund during the six months ended April 30, 2008.

(h)

Distributions

The Fund may earn dividends, interest and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gains distributions. The Fund normally declares and pays dividends, if any, annually. Capital gains distributions, if any, for the Fund will normally be declared annually and paid within 60 days after the end of the fiscal year.

(i)

Offering and Organizational Costs

Organizational costs consist of costs incurred by the Fund that enable it legally to do business. The Fund expenses organizational costs as incurred. Fees related to preparing the Fund’s initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

(j)

Taxes

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. The Fund adopted FIN 48 in fiscal year 2007 because the Fund commenced operations after December 15, 2006. No uncertain tax positions existed at the time of adoption or as of April 30, 2008. Consequently, the Fund has not recorded a liability for unrecognized tax benefits as of April 30, 2008.

(k)

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption on the Fund’s financial statement disclosures.

In addition, in February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Fund’s financial statement disclosures.

3.

Securities Transactions and Related Income

Security transactions are recorded on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2008	(Unaudited)

4.

Investment Advisory Fees

Ziegler Capital Management, LLC serves as the Fund’s Advisor. The Advisor is a wholly-owned subsidiary of The Ziegler Companies, Inc. Certain Officers and Trustees of the Fund are affiliated with the Advisor. The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund’s investment programs. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

The management fee is calculated and paid to the Advisor every month. The Fund’s annual management fee rate is 0.30% on the first $250 million in average daily net assets; 0.25% on the next $250 million in average daily net assets; 0.20% on the next $500 million in average daily net assets; and 0.15% on average daily net assets in excess of $1 billion. The Advisor has contractually agreed to reduce its advisory fees and reimburse the Fund for any service provider fees until February 28, 2009, to the extent necessary to maintain the Fund’s net annual operating expenses at a ratio of 0.50% of average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Advisor shall only be entitled to recoup such amounts for the period in which such amount was waived or reimbursed, and Board approval must be obtained prior to such recoupment. For the six months ended April 30, 2008, the Advisor waived fees and/or reimbursed the Fund $119,348.

During periods when the Advisor reduces its fees and reimburses the Fund without any recoupment of fees, this arrangement can decrease the Fund’s expenses and increase its performance. However, expenses may increase in the event of a recoupment. As of April 30, 2008, the amount subject to potential recovery under the operating expenses limitation agreement was $119,348.

5.

Administration Fees

J.P. Morgan Investor Services Co. serves as the Fund’s administrator and accounting/pricing agent. Some of the administrative services include assisting with the preparation and review of reports to be filed with the SEC, providing tax and 1940 Act regulatory compliance services, and preparing materials and reports for the Trustees to review. Some of the accounting services include the maintenance of the Fund’s books and records of the Fund’s assets, calculation of the Fund’s NAV, and coordination with the Fund’s independent auditors with respect to the Fund’s annual audit.

As consideration for the administrative and accounting services, the Fund will pay J.P. Morgan Investor Services Co. an annual fee based upon the average daily net assets of the Fund and reimburse it for its out-of-pocket expenses as follows. For the first year of the agreement, the fee was equal to 10 basis points per annum of the average daily net assets of the Fund for the first six months plus 20 basis points per annum of the average daily net assets of the Fund for last six months. For the second year of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $15,000, but the fee cannot exceed $100,000 in year two. After year two of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $100,000. The fees, together with the out-of-pocket expenses, will be computed, billed and paid monthly.

6.

Custodian Fees

JPMorgan Chase Bank, N.A. serves as the custodian of the Fund’s assets. The custodian is responsible for holding and safekeeping of the Fund’s assets.

7.

Distribution and Service Fees

Pursuant to the Distribution Agreement adopted by the Trust, B.C. Ziegler and Company (the “Distributor”), acts as Distributor for the shares of the Trust under the general supervision and control of the Trustees and the Officers of the Trust.

The Trust has adopted a Distribution and Service Plan (the “Plan”) for the Fund, pursuant to rule 12b-1 under the Investment Company Act of 1940. The maximum amount the Fund may pay under the Plan for distribution services may not exceed 0.25% of the Fund’s average daily net assets on annual basis.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2008	(Unaudited)

Pursuant to a Marketing Agreement among Archipelago Securities, L.L.C (“Archipelago”) or its affiliate, the Distributor and the Trust, the Fund will pay a 12b-1 fee to Archipelago or its affiliate, as Marketing Agent, at an annual rate of 0.08% of the Fund’s average daily net assets as reimbursement for branding, marketing and advertising expenses that Archipelago or its affiliate incur. Archipelago or its affiliate agreed to waive its right to this 12b-1 fee until the sooner to occur of: (a) the Fund total assets reaching $60 million or (b) one year after the date on which the Fund commences trading. This waiver period terminated on March 28, 2007. For the six months ended April 30, 2008, Archipelago and its affiliate waived 12b-1 fees in the amount of $2,043.

Although the plan allows for up to 0.25% of the Fund’s average daily net assets to be paid for distribution services, the only 12b-1 fees currently anticipated to be paid are to Archipelago or its affiliates.

8.

Transfer Agent Fees

Pursuant to an Agency Services Agreement with the Fund, JPMorgan Chase Bank, N.A. will act as transfer agent, dividend-paying agent, and index receipt agent for the Fund.

9.

Buying and Selling of Shares

The shares may only be purchased and sold directly from the Fund by certain participants in large increments in an in-kind transaction. Shares will also be listed on the NYSE Arca, Inc. and traded on the NYSE Arca, L.L.C. (the “NYSE Arca Marketplace”), and therefore, may be purchased and sold on the secondary market. Given the structure of the Fund, most individual investors will not be able to purchase shares of the Fund directly from the Fund but will need to purchase them in the secondary market. Transactions in the secondary market are not made at the Fund’s NAV, but rather are made at market prices which may vary throughout the day and may differ from the Fund’s NAV. Shares may be purchased directly from the Fund only in blocks of 50,000 shares known as Creation Units. The number of shares in a Creation Unit is generally not expected to change, except in the event of a share split, reverse split or other revaluation. The Fund will not issue fractional Creation Units.

To redeem shares of the Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender shares in Creation Unit-size blocks (50,000 shares) in proper form. Shares of the Fund are not individually redeemable except when aggregated in Creation Units. The Distributor will provide a list of Authorized Participants upon request.

Redemption proceeds will be paid in-kind with a basket of securities (“Fund Securities”). The Fund Securities you receive will generally be the same as that required to purchase Creation Units (“Deposit Securities”) on the same day. There will be times, however, when the Deposit Securities and Fund Securities differ. The designated list of securities making up the Fund Securities will be available through the NSCC each business day, prior to the opening of trading on the NYSE Arca Marketplace. The Fund reserves the right to honor a redemption request with a nonconforming basket of securities.

A fixed transaction fee of $1,000 is applicable to each purchase and redemption, regardless of the number of Creation Units purchased or redeemed. An additional fee of $3,000 will be applied to purchases or redemptions affected through the manual DTC clearing process. Accordingly, the maximum transaction fee charge may be $4,000. The transaction fee is charged to offset the estimated costs associated with purchasing or redeeming Creation Units. For the six months ended April 30, 2008, transactions fees amounted to $6,000.

10.

Investment Transactions

For the six months ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, was $501,734 and $495,566, respectively.

11.

In-Kind Transactions

During the six months ended April 30, 2008, the Fund delivered securities of the Fund in exchange for the redemption of shares (redemption in-kind). Cash and securities were transferred for redemption at a fair value of $4,640,207 for the Fund. For financial reporting and federal income tax purposes, the Fund recorded net realized gains of $35,874 in connection with the transactions.

In addition, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind) during the six-month period with value of $6,377,115.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2008	(Unaudited)

12.

Industry and Sector Concentration Risks

Because the Fund structures its investment portfolio to correspond to the composition of the Index, a significant portion of the Fund’s investments will consist of securities within the technology sector. The Fund’s concentration in any one sector or industry will result only from the composition of the Index, and the Fund will float with the Index with respect to any such concentration.

The Fund’s investments in technology-related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to competition, a less diversified product line, and other factors, companies that develop and/or rely on technology could become increasingly sensitive to downswings in the economy. In the past, such companies have also experienced volatile swings in demand for their products and services due to changing economic conditions and rapid technological advances.

13.

Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Expense Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007, to April 30, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as transactions fees on creations/purchases or redemptions or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

NYSE Arca Tech 100 ETF

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During the Period 11/1/2007 – 4/30/2008*	Annualized Expense Ratio During Period
Actual	$1,000.00	$867.60	$2.32	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%

* Expenses are equal to the Annualized Expense Ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

GENERAL INFORMATION

(Unaudited)

PROXY VOTING

A copy of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge, upon request, by calling 1-888-798-TECH (8324) or on the Fund’s website at www.nxt100.com or on the SEC’s website at www.sec.gov. In addition, information regarding how the Fund actually voted proxies relating to portfolio securities for the most recent period ended June 30 is available, without charge and upon request, by calling 1-888-798- TECH (8324) or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund will also make available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-888-798-TECH (8324).

Ziegler Exchange Traded Trust

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

888.798.TECH (8324)

Investment Advisor

Ziegler Capital Management, LLC

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

Distributor

B.C. Ziegler and Company

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

Administrator and Accounting/Pricing Agent

JPMorgan Investor Services Co.

73 Tremont Street

Boston, MA 02108

Transfer Agent and Custodian

JPMorgan Chase Bank, N.A.

3 Chase Metro Tech Center

Brooklyn, New York 11245

Counsel

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 East Wells Street

Milwaukee, WI 53202

Officers and Trustees

Marcia L. Wallace, Trustee

James G. DeJong, Trustee

Brian J. Girvan, Trustee

Cornelia Boyle, Trustee

John J. Mulherin, Trustee

Brian K. Andrew, President

Todd A. Krause, CFO and Treasurer

Benjamin DeBerry, Secretary

Angelique David, Assistant Secretary

Elizabeth Watkins, Chief Compliance Officer

Item 2.

Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3.

Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4.

Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5.

Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.

Schedule of Investments.

The required Schedule of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of April 30, 2008 provided under Item 1 of this Form N-CSR.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10.

Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.

Controls and Procedures.

(a)           Disclosure Controls and Procedures.  The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR.  Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

(b)           Changes in Internal Control Over Financial Reporting.  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.

Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit

12(a)(1)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(1)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 8th day of July, 2008.

ZIEGLER EXCHANGE TRADED TRUST

By:	/s/ Todd A. Krause
Todd A. Krause, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 8th day of July, 2008.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President (Principal Executive Officer)

By:	/s/ Caroline M. Probst
Caroline M. Probst, Chief Financial Officer and Treasurer
(Principal Financial Officer)